Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement
Schedule of financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

Recurring
As of December 31, 2020:
Short-term investments:
Trading debt securities	—	3,001,951	—
Other non-current assets:
Investment in convertible bonds	—	—	1,388,916
	—	3,001,951	1,388,916

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2021:
Short-term investments:
Trading debt securities	—	313,322	—
Other non-current assets:
Investment in convertible bonds	—	—	1,290,901
	—	313,322	1,290,901

Schedule of reconciliations of assets categorized within level 3 under the fair value hierarchy

	Amounts
	RMB	US$

Balance at December 31, 2020	1,388,916	217,951
Net unrealized fair value	(67,065)	(10,524)
Foreign currency translation adjustments	(30,950)	(4,856)
Balance at December 31, 2021	1,290,901	202,571

Schedule of fair value instruments on unobservable input reconciliation

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2020:
Short-term investments:
Held-to-maturity debt securities	—	61,549,143	—
Other non-current assets:
Held-to-maturity debt securities	—	4,315,096	—
Convertible bonds	—	40,760,994	—
As of December 31, 2021:
Short-term investments:
Held-to-maturity debt securities	—	86,203,296	—
Other non-current assets:
Held-to-maturity debt securities	—	13,008,899	—
Convertible bonds	—	13,690,953	—